TRANSACTIONS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net revenue	$ 6,124,964	$ 5,100,977
Net loss	$ (11,584,808)	$ (5,447,936)
Net loss per share	$ 0.00	$ 0.00
As Reported
Net revenue	$ 4,573,461	$ 2,452,104
Net loss	$ (11,473,137)	$ (5,320,974)
Net loss per share	$ 0.00	$ 0.00
Pre-Acquisition Operations
Net revenue	$ 1,551,503	$ 2,648,873
Net loss	$ (111,671)	$ (126,962)